Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Current portion
Accrued expenses		¥ 487	¥ 646
Lease liabilities		376	384
Loans payable to related party		751
Other payables to parent company			125
Other payables to third parties		1,210	50
Other		2	1
Sub-total		2,826	1,206
Non-current portion
Lease liabilities		901	1,277
Sub-total	¥ 806	901	1,277
Total		¥ 3,727	¥ 2,483